Off-balance sheet arrangements	12 Months Ended
Dec. 31, 2024
Off-balance sheet arrangements
Off-balance sheet arrangements

31. Off-balance sheet arrangements

CONTRACTUAL OBLIGATIONS AND COMMITMENTS

On December 31, 2024, we had outstanding obligations for future purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years

			(Euro, in thousands)

Purchase commitments	€272,240	€189,662	70,323	10,962	1,293

On December 31, 2023, we had outstanding obligations for future purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years

			(Euro, in thousands)
Purchase commitments	€408,521	€237,495	€143,532	€25,768	€1,727

Our purchase commitments at the end of the year 2024 included €160.9 million related to projects in development phase (2023: €239.6 million), €60.9 million for projects in discovery research phase (2023: €79.0 million), €46.0 million for shared services (2023: €45.9 million), €1.7 million for commercial and medical affairs (2023: €29.9 million), and €2.6 million related to Jyseleca® product supply chain (2023: €14.2 million).

At year end 2024, our purchase commitments towards NovAliX amounted to €41.6 million and were included in the €60.9 million related to discovery research. We refer to note 29 for more information about the transaction with NovAliX.

On January 31, 2024, we completed the transaction of the transfer of the Jyseleca® business to Alfasigma. In accordance with common practice, we gave customary representations and warranties which are capped and limited in time. We have an obligation towards Alfasigma to bear certain well-defined post completion costs incurred at their end that go beyond a predetermined level. No provision for such liability was made at December 31, 2024.

On May 30, 2024, we entered into a collaboration and Exclusive License agreement with Adaptimmune. Under the terms of this agreement, we have the obligation to pay potential R&D funding amounting to $15.0 million, option exercise fees of up to $100.0 million and potential milestones, which are dependent on successful completion of certain development and commercial milestones, as detailed in the agreement. At December 31, 2024 the commitment for potential milestones amounts to $465.0 million on an undiscounted and non-risk adjusted basis. This amount represents the maximum amount that would be paid if all milestones would be achieved but excludes variable royalty payments based on unit sales.

On September 23, 2022, we entered into a license agreement with another pharmaceutical company to support our cell therapy programs in oncology. Under the terms of this agreement we have the obligation to pay potential milestones, which are dependent on successful completion of certain development and commercial milestones, as detailed in the agreement. At December 31, 2024, this commitment amounts to €243.5 million on an undiscounted and non-risk adjusted basis. This amount represents the maximum amount that would be paid if all milestones would be achieved but excludes variable royalty payments based on unit sales.